Related Party Transactions - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Kiamco Data Center Blind Fund [Member]
Disclosure of transactions between related parties [line items]
Investment in related party	₩ 99,633
K Bank Inc. [Member]
Disclosure of transactions between related parties [line items]
Credit card contract threshold limit	₩ 1,447	₩ 1,050